UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  06/30/2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       July 25, 2006

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $113671



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Minnesota Mining & Manufact COM              88579Y101     5613    69495 SH       SOLE                    69495
AllianceBernstein Holding L.P. COM              01881G106      535     8750 SH       SOLE                     8750
Bridgehampton National Bank    COM              108035106     4705   185983 SH       SOLE                   185983
Carmax Group                   COM              143130102     5360   151160 SH       SOLE                   151160
Citigroup Inc                  COM              172967101     5739   118941 SH       SOLE                   118941
Comcast Corp Cl A-Spl          COM              20030N200     2531    77200 SH       SOLE                    77200
Eli Lilly                      COM              532457108     1735    31400 SH       SOLE                    31400
Emerson Electric               COM              291011104     5449    65020 SH       SOLE                    65020
Euro Currency Tr Euro Shs      COM              29871P109      314     2450 SH       SOLE                     2450
Gannett Inc.                   COM              364730101     2982    53325 SH       SOLE                    53325
General Electric               COM              369604103     5894   178815 SH       SOLE                   178815
Goldman Sachs Group            COM              38141G104     5436    36135 SH       SOLE                    36135
Home Depot Inc.                COM              437076102     5345   149355 SH       SOLE                   149355
Hugoton Royalty Trust          COM                             205     6898 SH       SOLE                     6898
Illinois Tool Wks Inc.         COM              452308109     5785   121780 SH       SOLE                   121780
L-3 Communications Hldgs       COM              502424104     5054    67015 SH       SOLE                    67015
Medtronic Inc                  COM              585055106     5500   117215 SH       SOLE                   117215
Morgan Stanley, Dean Witter &  COM              617446448      578     9150 SH       SOLE                     9150
Oil Svc Holdrs Tr Depostry Rcp COM              678002106      239     1600 SH       SOLE                     1600
Pepsico, Inc.                  COM              713448108     5429    90425 SH       SOLE                    90425
Procter & Gamble               COM              742718109     2118    38100 SH       SOLE                    38100
Sealed Air Corp.               COM              81211K100     4903    94145 SH       SOLE                    94145
Staples Inc Com                COM              855030102     6531   268221 SH       SOLE                   268221
Target Corp                    COM              87612E106     5550   113561 SH       SOLE                   113561
United Parcel Service CL B     COM              911312106     4578    55605 SH       SOLE                    55605
Wal-Mart Stores                COM              931142103     3989    82810 SH       SOLE                    82810
Walgreen Co.                   COM              931422109     5264   117395 SH       SOLE                   117395
XTO Energy Inc                 COM              98385X106     5155   116455 SH       SOLE                   116455
Yadkin Valley Bk & TR Co Elkin COM              984308106      948    66983 SH       SOLE                    66983
Nuveen Flagship Mun Tr Int Dr                   67065Q202      204 23096.830SH       SOLE                23096.830